Shareholders' equity	6 Months Ended
Jun. 30, 2019
Shareholders' equity
Shareholders' equity

8. Shareholders’ equity

The authorized share capital of the Company amounting to € 7,200,000 consists of 90,000,000 ordinary shares and 90,000,000 preference shares with a par value of € 0.04 per share. At June 30, 2019, 43,149,987 ordinary shares were issued and fully paid in cash, of which 4,237,398 were held by the Company as treasury shares (December 31, 2018: 4,277,051).

In November 2018, the Company issued 112,473 shares in the aggregate amount of $2.5 million, at $22.23  (€19.46) per share to Ionis Pharmaceuticals, Inc. Under the terms of the agreement, an upfront payment in ordinary shares to its common stock, was made to Ionis upon signing the worldwide license agreement. The Company was granted an exclusive worldwide license to QR-1123 and relevant patents. The Company will also make future milestone payments, certain of which will be made in equity and others in cash or equity at the company’s discretion, and royalties on net sales of 20% through the royalty term.

On November 7, 2018, the Company filed a shelf registration statement, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units; and (b) as part of the $ 300,000,000, the offering, issuance and sale by us of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold under a sales agreement with H.C. Wainwright & Co in one or more at-the-market offerings. In 2018, no shares were issued pursuant to our ATM facility.

In September 2018, the Company consummated an underwritten public offering and concurrent registered direct offering of 6,612,500 ordinary shares at an issue price of $ 15.75 per share. The gross proceeds from this offering amounted to € 89,983,000 while the transaction costs amounted to € 5,792,000, resulting in net proceeds of € 84,191,000.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan which was introduced in 2013. Options may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan in the three month period ended June 30, 2019 were      € 1,100,000 (three month period ended June 30, 2018: € 1,511,000), of which € 724,000 (2018: € 873,000) was recorded in general and administrative costs and € 376,000 (2018: € 638,000) was recorded in research and development costs.